PROPERTY, PLANT AND EQUIPMENT (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Changes in the net carrying amount of fixed assets
Balance at the beginning of period	$ 3,136.4	$ 3,272.8
Depreciation	558.1	570.1	$ 562.5
Balance at the end of period	3,100.1	3,136.4	3,272.8
Cost
Changes in the net carrying amount of fixed assets
Balance at the beginning of period	7,921.8	7,759.7
Additions	476.8	513.2
Net change in additions financed with accounts payable	(17.4)	4.2
Reclassification	73.7	(4.0)
Reclassification to assets held for sale		(84.0)
Retirement, disposals and other	(66.2)	(267.3)
Balance at the end of period	8,388.7	7,921.8	7,759.7
Accumulated depreciation, amortization and impairment losses
Changes in the net carrying amount of fixed assets
Balance at the beginning of period	(4,785.4)	(4,486.9)
Depreciation	558.1	570.1
Reclassification to assets held for sale		11.5
Retirement, disposals and other	(54.9)	(260.1)
Balance at the end of period	(5,288.6)	(4,785.4)	(4,486.9)
Land, buildings and leasehold improvements
Changes in the net carrying amount of fixed assets
Balance at the beginning of period	138.2
Balance at the end of period	145.5	138.2
Land, buildings and leasehold improvements | Cost
Changes in the net carrying amount of fixed assets
Balance at the beginning of period	214.8	285.8
Additions	14.8	11.4
Reclassification	2.8
Reclassification to assets held for sale		(84.0)
Retirement, disposals and other		1.6
Balance at the end of period	232.4	214.8	285.8
Land, buildings and leasehold improvements | Accumulated depreciation, amortization and impairment losses
Changes in the net carrying amount of fixed assets
Balance at the beginning of period	(76.6)	(77.5)
Depreciation	7.8	6.6
Reclassification to assets held for sale		11.5
Retirement, disposals and other	2.5	4.0
Balance at the end of period	(86.9)	(76.6)	(77.5)
Furniture and equipment
Changes in the net carrying amount of fixed assets
Balance at the beginning of period	181.1
Balance at the end of period	182.5	181.1
Furniture and equipment | Cost
Changes in the net carrying amount of fixed assets
Balance at the beginning of period	659.9	631.7
Additions	41.8	36.1
Net change in additions financed with accounts payable	0.1	(0.1)
Reclassification	12.8	1.2
Retirement, disposals and other	(7.1)	(9.0)
Balance at the end of period	707.5	659.9	631.7
Furniture and equipment | Accumulated depreciation, amortization and impairment losses
Changes in the net carrying amount of fixed assets
Balance at the beginning of period	(478.8)	(431.7)
Depreciation	50.7	54.0
Retirement, disposals and other	(4.5)	(6.9)
Balance at the end of period	(525.0)	(478.8)	(431.7)
Telecommunication networks
Changes in the net carrying amount of fixed assets
Balance at the beginning of period	2,527.9
Balance at the end of period	2,457.4	2,527.9
Increase in depreciation			21.0
Telecommunication networks | Cost
Changes in the net carrying amount of fixed assets
Balance at the beginning of period	6,068.3	5,976.3
Additions	252.5	293.8
Net change in additions financed with accounts payable	(5.3)	(11.8)
Reclassification	88.8	41.5
Retirement, disposals and other	(14.9)	(231.5)
Balance at the end of period	6,389.4	6,068.3	5,976.3
Telecommunication networks | Accumulated depreciation, amortization and impairment losses
Changes in the net carrying amount of fixed assets
Balance at the beginning of period	(3,540.4)	(3,373.4)
Depreciation	402.2	398.3
Retirement, disposals and other	(10.6)	(231.3)
Balance at the end of period	(3,932.0)	(3,540.4)	$ (3,373.4)
Telecommunication networks, component
Changes in the net carrying amount of fixed assets
Estimated useful lives of fixed assets			5 years	15 years
Customer equipment
Changes in the net carrying amount of fixed assets
Balance at the beginning of period	207.5
Balance at the end of period	228.9	207.5
Customer equipment | Cost
Changes in the net carrying amount of fixed assets
Balance at the beginning of period	897.1	828.3
Additions	54.2	94.1
Net change in additions financed with accounts payable	(6.0)	3.1
Reclassification	72.5
Retirement, disposals and other	(44.2)	(28.4)
Balance at the end of period	973.6	897.1	$ 828.3
Customer equipment | Accumulated depreciation, amortization and impairment losses
Changes in the net carrying amount of fixed assets
Balance at the beginning of period	(689.6)	(604.3)
Depreciation	97.4	111.2
Retirement, disposals and other	(42.3)	(25.9)
Balance at the end of period	(744.7)	(689.6)	(604.3)
Projects under development
Changes in the net carrying amount of fixed assets
Balance at the beginning of period	81.7
Balance at the end of period	85.8	81.7
Projects under development | Cost
Changes in the net carrying amount of fixed assets
Balance at the beginning of period	81.7	37.6
Additions	113.5	77.8
Net change in additions financed with accounts payable	(6.2)	13.0
Reclassification	(103.2)	(46.7)
Balance at the end of period	$ 85.8	$ 81.7	$ 37.6